COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
Minimum
Lease Payments Amount
RMB
Year ended March 31:
2017	11,515,853
2018	13,312,011
2019	10,410,049
2020	10,925,938
2021	1,409,891

47,573,742

Schedule of future minimum payments under the non-cancelable purchase agreement
Required Payments Amount
RMB
Year ended March 31:
2017	3,916,800
2018	1,036,800

4,953,600